DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) $ in Millions	Dec. 31, 2018 USD ($) MMBTU GWh	Dec. 31, 2017 USD ($) MMBTU GWh
Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	$ 33,298	$ 28,573
Interest rates
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	38,490	18,433
Credit default swaps
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	56	43
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Nominal amount of derivative positions	$ 1,400	$ 1,400
Energy commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	14,752	28,808
Natural gas commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	63,076,000	48,163,000